7. Other income and expenses (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	$ (92,497)	$ (84,845)	$ (52,702)
Charge related to the provision for lawsuits and claims
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(69,197)	(86,644)	(52,702)
Impairment of material and spare parts
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	(23,300)	0	0
Others
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating expenses	$ 0	$ 1,799	$ 0